Warrants - Schedule of Activity of the Warrants (Details) - Previously Reported [Member] - Warrants [Member]		12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Warrant, Grant | shares		51,459
Weighted Average Exercise Price, Grant | $ / shares		$ 25
Weighted Average Remaining Life (Years), Grant		3 years 6 months 7 days
Number of Warrant, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Remaining Life (Years), Exercised
Number of Warrant, Cancelled | shares
Weighted Average Exercise Price, Cancelled | $ / shares
Weighted Average Remaining Life (Years), Cancelled
Number of Warrant, Outstanding | shares		51,459
Weighted Average Exercise Price, Outstanding | $ / shares		$ 25
Weighted Average Remaining Life (Years), Outstanding		2 years 10 months 6 days
Number of Warrant, Exercisable | shares		51,459
Weighted Average Exercise Price, Exercisable | $ / shares		$ 25
Weighted Average Remaining Life (Years), Exercisable		2 years 10 months 6 days